Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Long-term contractual assets (Note 12)	138	212	(6)	(196)	(3)	—	145
Contractual assets	144	213	(6)	(202)	(3)	—	146
Impairment losses	(6)	(1)	—	6	—	—	(1)
Short-term contractual assets (Note 14)	351	272	(392)	(103)	(24)	—	104
Contractual assets	381	275	(400)	(116)	(27)	—	113
Impairment losses	(30)	(3)	8	13	3	—	(9)
Total	489	484	(398)	(299)	(27)	—	249

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual assets (Note 12)	108	204	(7)	(172)	5	—	138
Contractual assets	114	204	(7)	(173)	5	1	144
Impairment losses	(6)	—	—	1	—	(1)	(6)
Short-term contractual assets (Note 14)	341	662	(816)	156	9	(1)	351
Contractual assets	364	677	(824)	157	9	(2)	381
Impairment losses	(23)	(15)	8	(1)	—	1	(30)
Total	449	866	(823)	(16)	14	(1)	489

Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Non-current capitalized costs (Note 12)	221	446	(2)	(318)	(16)	—	331
Of obtaining a contract	191	369	(2)	(337)	(9)	—	212
Of fulfilling a contract	30	77	—	19	(7)	—	119
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	625	459	(774)	302	(32)	—	580
Of obtaining a contract	573	361	(652)	210	(23)	—	469
Of fulfilling a contract	52	98	(122)	92	(9)	—	111
Impairment losses	—	—	—	—	—	—	—
Total	846	905	(776)	(16)	(48)	—	911

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Non-current capitalized costs (Note 12)	191	413	(3)	(381)	—	1	221
Of obtaining a contract	178	368	(3)	(353)	1	—	191
Of fulfilling a contract	13	45	—	(28)	(1)	1	30
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	566	473	(796)	379	5	(2)	625
Of obtaining a contract	541	428	(752)	351	6	(1)	573
Of fulfilling a contract	25	45	(44)	28	(1)	(1)	52
Impairment losses	—	—	—	—	—	—	—
Total	757	886	(799)	(2)	5	(1)	846

The Group has revisited the allocation to profit or loss period of incremental costs of obtaining a contract with indefinite duration, to match it with the pattern of transfer of goods or services under the contract to which those costs relate. Pursuant to this analysis such costs are recognized as an asset and expensed on a systematic basis, considering the renewals estimated on the basis of the customer churn rate, except in situations in which there are costs on contract renewal that are commensurate with the costs paid on the initial contract. The change in accounting estimate for this type of contract has resulted in the capitalization of costs amounting to 95 million euros in 2020, mainly in Spain, Brazil, Chile, Peru and Colombia. These costs are expensed over a three to five-year term, in line with the average customer life in each segment. The expected allocation to profit or loss of the costs of obtaining these types of contracts capitalized in 2020 is: 7 million euros in 2020, 29 million euros in 2021, 28 million euros in 2022, 19 million euros in 2023 and the remaining amount in 2024 and 2025.
The movement of contractual liabilities of contracts with customers in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Long-term contractual liabilities (Note 21)	851	452	(15)	—	(495)	(31)	—	762
Short-term contractual liabilities (Note 22)	1,283	5,111	(655)	(4,647)	(56)	(60)	—	976
Total	2,134	5,563	(670)	(4,647)	(551)	(91)	—	1,738

Millions of euros	Balance at 12/31/18	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual liabilities (Note 21)	613	409	(3)	(4)	(180)	16	—	851
Short-term contractual liabilities (Note 22)	1,335	7,516	(598)	(7,149)	165	18	(4)	1,283
Total	1,948	7,925	(601)	(7,153)	(15)	34	(4)	2,134
"Transfers" in 2020 includes the reclassification of contractual assets of Telefónica UK amounting to 318 million euros, to "Non-current assets and disposal groups held for sale" of the statements of financial position. Furthermore, "Transfers" in 2020 includes the reclassification of contractual liabilities of Telefónica UK amounting to 529 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The maturity schedule of contractual liabilities at December 31, 2020 is as follows:

Millions of euros	2021	2022	2023	Subsequent years	Total
Contractual liabilities, activation fees	62	10	3	3	78
Contractual liabilities, sales of prepay cards	469	—	—	—	469
Contractual liabilities, services	338	155	1	14	508
Contractual liabilities, sales of handsets	20	2	—	—	22
Contractual liabilities, sales of other equipments	2	—	—	5	7
Contractual liabilities, irrevocable rights to use	55	49	46	408	558
Other contractual liabilities	30	46	3	17	96
Maturity of performance obligations	976	262	53	447	1,738